Income Tax (FY) (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
Schedule of Consolidated Statements of Operations
A reconciliation between expected income taxes, computed at the federal income tax rate of 21% applied to the pretax accounting loss, and the income tax net expense included in the consolidated statements of operations for the year ended December 31, 2024 and 2023 is as follows:

	Year ended December 31,
	2024	2023
Income tax expense (credit) at statutory rate	$(1,342,726)	$(1,035,551)
Income tax adjustment
Stock based compensation	254,595	272,146
Change of valuation allowance	1,088,131	763,405
Income tax expense (credit)	$—	$—

Schedule of Net Deferred Tax Assets
Net deferred tax assets consist of the following components as of:

	December 31, 2024	December 31, 2023
Operating loss carry forward	$1,987,040	$898,909
Valuation allowance	(1,987,040)	(898,909)
Deferred tax asset	$—	$—